Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2014
Registrant Name	dei_EntityRegistrantName	DELAWARE POOLED TRUST
Central Index Key	dei_EntityCentralIndexKey	0000875352
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 20, 2014
Document Effective Date	dei_DocumentEffectiveDate	Nov. 20, 2014
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014